Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	vit_SupplementTextBlock
VOYA INVESTORS TRUST
Voya Limited Maturity Bond Portfolio
(the “Portfolio”)
Supplement dated July 25, 2018
To the Portfolio’s Adviser Class, Institutional Class, and Service Class shares Prospectus dated May 1, 2018
(the “Prospectus”)
Effective July 25, 2018, the Portfolio’s Prospectus is revised as follows:
1.	The sub-section entitled “Performance Information – Average Annual Total Returns” of the Portfolio‘s Prospectus is deleted and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2017)
		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	0.94	0.53	1.32	N/A	04/28/06
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
Class I	%	1.45	1.12	1.95	N/A	04/29/05
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
Class S	%	1.20	0.89	1.70	N/A	01/24/89
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
1	The Portfolio has selected a new class for the Calendar Year Total Returns bar chart to display the class with the highest Total Annual Portfolio Operating Expenses after Waivers and Reimbursements and with 10 years or more of calendar year total returns.
2	The index returns do not reflect deductions for fees, expenses, or taxes.

Voya Limited Maturity Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock
VOYA INVESTORS TRUST
Voya Limited Maturity Bond Portfolio
(the “Portfolio”)
Supplement dated July 25, 2018
To the Portfolio’s Adviser Class, Institutional Class, and Service Class shares Prospectus dated May 1, 2018
(the “Prospectus”)
Effective July 25, 2018, the Portfolio’s Prospectus is revised as follows:
1.	The sub-section entitled “Performance Information – Average Annual Total Returns” of the Portfolio‘s Prospectus is deleted and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2017)
		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	0.94	0.53	1.32	N/A	04/28/06
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
Class I	%	1.45	1.12	1.95	N/A	04/29/05
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
Class S	%	1.20	0.89	1.70	N/A	01/24/89
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[2]	%	0.84	0.84	1.85	N/A
1	The Portfolio has selected a new class for the Calendar Year Total Returns bar chart to display the class with the highest Total Annual Portfolio Operating Expenses after Waivers and Reimbursements and with 10 years or more of calendar year total returns.
2	The index returns do not reflect deductions for fees, expenses, or taxes.

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	The Portfolio has selected a new class for the Calendar Year Total Returns bar chart to display the class with the highest Total Annual Portfolio Operating Expenses after Waivers and Reimbursements and with 10 years or more of calendar year total returns.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Voya Limited Maturity Bond Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.94%
5 Yrs	rr_AverageAnnualReturnYear05	0.53%
10 Yrs	rr_AverageAnnualReturnYear10	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
Voya Limited Maturity Bond Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.45%
5 Yrs	rr_AverageAnnualReturnYear05	1.12%
10 Yrs	rr_AverageAnnualReturnYear10	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Voya Limited Maturity Bond Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.20%
5 Yrs	rr_AverageAnnualReturnYear05	0.89%
10 Yrs	rr_AverageAnnualReturnYear10	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 1989
Voya Limited Maturity Bond Portfolio | Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.84%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	0.84%	[1]
10 Yrs	rr_AverageAnnualReturnYear10	1.85%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Voya Limited Maturity Bond Portfolio | Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.84%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	0.84%	[1]
10 Yrs	rr_AverageAnnualReturnYear10	1.85%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Voya Limited Maturity Bond Portfolio | Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.84%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	0.84%	[1]
10 Yrs	rr_AverageAnnualReturnYear10	1.85%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.